STOCK OPTIONS (Details 1) - Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Options Outstanding
Outstanding at Beginning of Period	966,474	426,976	187,575
Granted	55,000	1,001,000	243,835
Expired/ Exercised/ Forfeited	(39,999)	(461,502)	(4,201)
Outstanding and expected to vest at End of Period	981,475	966,474	426,976
Options exercisable	8,068	315,476
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 5.71	$ 14.45	$ 23.70
Granted	3.00	2.14	7.26
Expired/ Exercised/ Forfeited	8.25	6.05	(9.93)
Outstanding and expected to vest at End of Period	5.46	5.71	$ 14.45
Exercisable at End of period	$ 48.75	$ 10.84
Outstanding at Beginning of Period	$ 0	$ 0	$ 20,670
Outstanding and expected to vest at End of Period	0	0	$ 0
Exercisable at End of period	$ 0	$ 0
Weighted Average Remaining Contractual Term
Outstanding and expected to vest at Beginning of Period	8 years 10 months 13 days	7 years 11 months 23 days	8 years 3 months 14 days
Outstanding and expected to vest at End of Period	8 years 8 months 19 days	8 years 10 months 13 days	7 years 11 months 23 days
Exercisable at End of period	7 years 11 months 12 days	8 years 29 days